CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-20191

Curan Fund, LLC
(Exact name of registrant as specified in charter)

2533 Quarry Valley Road, Columbus, Ohio 43204
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the Registrant's semi-annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.





CURAN FUND, LLC

            FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)


CURAN FUND, LLC



______________________

TABLE OF CONTENTS
______________________


	PAGES


Financial Statements (Unaudited)

	Statement of Assets and Liabilities	1

	Schedule of Investments in Securities	2 - 5

	Statement of Operations	6

	Statements of Changes in Members' Capital (Net Assets)	7

	Notes to Financial Statements	8 - 11


CURAN FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004
(Unaudited)
______________





ASSETS
	Investment securities at fair value (cost - $2,146,985)	$2,841,893
	Cash and cash equivalents	3,102,795
	Dividends receivable	         4,262

				Total assets	  5,948,950

LIABILITIES
	Securities sold short at fair value (proceeds - $2,244,173)
	2,888,253
	Member subscriptions received in advance	125,029
	Dividends payable	4,620
	Expenses payable	827
	Net payable to broker for unsettled trades	       99,780

				Total liabilities	  3,118,509

NET ASSETS	$2,830,441

MEMBERS' CAPITAL (Net Assets)
	Represented by:
		Capital subscriptions, net	$ 2,908,905
		Undistributed net investment income	23,595
		Accumulated net realized (loss)	(152,887)
		Accumulated net unrealized appreciation	       50,828

				Total members' capital (net assets)	$2,830,441






See accompanying notes.




CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2004
(Unaudited)
______________




Investment securities
					% of
	Common Stocks	Shares	Fair Value	Net
Assets
		Financial
			Diversified Financial
				JP Morgan Chase	3,700	$   143,449
				Citigroup	2,600	120,900
				AXA SA - Sponsored ADR	3,273	       72,464
				     336,813	11.90 %
			Insurance
				St Paul Travelers	3,545		143,714
				American Intl Group	1,838	     131,013
				     274,727	9.71 %
			Banking
				Washington Mutual	2,362	91,268
				Fremont General	4,410	       77,837
				     169,105	5.97 %
			Real Estate
				iSTAR Financial	3,760	     150,400	    5.31 %
		Total - Financial		     931,045	  32.89 %
		Consumer Staples
			Tobacco
				Altria Group	3,026	151,451
				Carolina Group	5,441	     133,577
				     285,028	10.07 %
			Media
				Viacom-Class B	2,735	97,694
				Liberty Media *	6,400	57,536
				Liberty Media Intl *	320	       11,872
				     167,102	5.90 %
			Conglomerate
				Loews Corporation	2,618	     156,975	5.55 %
			Retail Distribution, hardline
				Handleman	3,790	       87,776	    3.10 %
		Total - Consumer Staples		     696,881	  24.62 %


* Security did not pay a dividend during the previous twelve months.

See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2004
(Unaudited)
______________




Investment securities (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Healthcare
			Pharmaceuticals
				Merck	2,143	$   101,793
				Pfizer	2,325	       79,701
						     181,494	6.41 %
			Managed Care
				Wellpoint Health Networks *	1,092	     122,315	4.32 %
			Biotechnology
				Amgen *	1,300	       70,941	    2.51 %
		Total - Healthcare		     374,750	  13.24 %
		Technology
			Consumer Electronics
				Nam Tai Electronics	4,893	     105,297	3.72 %
			Wireless Communications
				Nokia Corp - Sponsored ADR	5,880	       85,495	3.02 %
			Software
				Microsoft Corp	2,720	       77,683	    2.75 %
		Total - Technology		     268,475	    9.49 %
		Transportation
			Railroads
				Genesee & Wyoming *	4,824	     114,329	4.04 %
			Air Freight
				Federal Express	1,050	       85,775	    3.03%
		Total - Transportation		     200,104	    7.07 %
		Utilities
			Energy
				BP PLC Sponsored ADR	2,325	124,550	4.40 %
			Electric
				American Electric Power	2,313	       74,016	    2.61 %
		Total - Utilities		     198,566	    7.01 %
		Consumer, Cyclical
			Building Materials
				Masco Corp	3,500	     109,130	3.86 %
			Retail, hardline
				Carmax *	2,878	       62,942	    2.22%
		Total - Consumer, Cyclical		     172,072	    6.08 %
		Total investment securities (cost - $2,146,985)		$2,841,893
	100.40 %
*  Security did not pay a dividend during the previous twelve months.
See accompanying notes.




CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2004
(Unaudited)
______________




SECURITIES SOLD SHORT
					% of
	Common Stocks	Shares	Fair Value	Net
Assets
		Index
			Depositary Receipts
				S&P Depositary Receipts (SPDR)	11,165	$1,278,727
				Nasdaq 100 Shares	3,200	     120,768
		Total - Index		  1,399,495	  49.44 %
		Technology
			Retail, on-line
				Amazon.com *	2,300	     125,120	4.42 %
			Wireless Communications
				Research In Motion *	1,800	     123,210	4.35 %
			Healthcare IT
				Neoforma.com *	8,500	     103,190	3.65%
			Semiconductors
				Maxim Integrated Products	1,800	       94,356	3.33 %
			Leisure Goods & Services
				Electronic Arts *	1,150	       62,733	    2.22 %
		Total - Technology		     508,609	  17.97 %
		Consumer, Cyclical
			Educational Services
				Strayer Education	1,115	124,401
				Apollo Group *	1,200	     105,948
				     230,349	8.14 %
			Retail, softline
				Bed, Bath & Beyond *	2,400	92,280
				Hot Topic *	4,425	90,668
				Wal-Mart Stores	500	       26,380
				     209,328	7.39 %
			Building Materials
				Sherwin Williams	1,020	       42,381	    1.50 %
		Total - Consumer, Cyclical		     482,058	  17.03 %


* Security did not pay a dividend during the previous twelve months.



See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2004
(Unaudited)
______________





SECURITIES SOLD SHORT (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Consumer Staples
			Restaurants
				P.F. Chang's China Bistro *	2,995	$   123,244
				Panera Bread *	3,200	     114,816
				     238,060	8.41 %
			Food Retailers & Wholesalers
				Krispy Kreme Doughnuts *	3,175	       60,611	    2.14%
		Total - Consumer Staples		     298,671	  10.55 %
		Transportation
			Air Freight
				UPS	1,625	     122,151	4.32 %
			Airlines
				JetBlue Airways *	2,630	       77,269	    2.73 %
		Total - Transportation		     199,420	    7.05 %
		Total securities sold short (proceeds - $2,244,173)
	$2,888,253	102.04 %


* Security did not pay a dividend during the previous twelve months.

















See accompanying notes.

CURAN FUND, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004
(Unaudited)
______________





INVESTMENT INCOME
	Interest			$     6,645
	Dividends (net of $10,956 in dividends paid on securities
		sold short and foreign withholding taxes of $371)	     21,378

				Total investment income	     28,023

EXPENSES
	Adviser management fee	19,732
	Operating expenses	        5,032

				Total expenses	     24,764

				Net investment income	       3,259

REALIZED AND UNREALIZED GAIN (LOSS)
	FROM INVESTMENTS
		Net realized gain on investments	113,428
		Net realized (loss) on securities sold short	(160,563)
		Net change in unrealized appreciation	    (14,199)

				Net realized and unrealized (loss) from investments	    (61,334)

				Net decrease in net assets from operations	(58,075)

				Less:  Incentive allocation to Adviser	      (2,942)

				Net decrease in net assets from operations
					available for distribution to members	$  (61,017)




See accompanying notes.



CURAN FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (NET ASSETS)
For the Six Months Ended June 30, 2004 (Unaudited) and
For the Year Ended December 31, 2003 (Audited)
______________





	Six Months Ended	Year
Ended
	June 30,	December
31,
	2004	2003

Increase (decrease) in net assets from operations
	Net investment income	$       3,259	$     18,199
	Net realized gain (loss)	(47,135)	26,682
	Net change in unrealized appreciation on investments
(14,199)	       17,919

				Net increase (decrease) in net assets from operations	(58,075)	62,800

Proceeds from member subscriptions	428,008	607,226
Repurchases of member interests
	(including transfers to affiliated fund)	    (296,249)	    (427,205)

				Total increase in net assets	73,684	242,821

Net assets
	Beginning of period	  2,756,757	  2,513,936

	End of period	$2,830,441	$2,756,757










See accompanying notes.




CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

	A.	General Description of the Company

		Curan Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Company's investment objective is to provide investors with a high annual absolute return. The Company utilizes a value approach to its equity selection and remains market neutral by short selling 15-25 individual securities and market indices against 20-35 long positions. Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency. Prospero Capital Management LLC (the
Adviser) serves as the Company's investment adviser.

	B.	Method of Reporting

		The Company's financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents

		Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

	D.	Investment Securities

		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction.
Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis and includes interest-equivalent dividends from an independently managed money market fund.



CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES
	(CONTINUED)

	E.	Short Sales

		The Company sells securities it does not own ("short sales") in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value sometime in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Company's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities.
Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

	F.	Income Taxes

		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Company's income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

	G.	Capital Accounts

		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members' respective investment percentages. Each member is then assessed its applicable
Adviser incentive allocation.

Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
LLC, which conducts and manages the business of the Company, subject to the supervision of the Company's Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter. The
Adviser agreed to charge a lower management fee rate to certain members, who were among the Adviser's original investors.




CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 2.	ADVISER (CONTINUED)

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the member's capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a "high water mark" calculation). The Adviser holds a non-voting Special Advisory Member interest (the "Special Advisory Account") solely for the purpose of receiving the incentive allocation with respect to each member. The Adviser earned an incentive allocation of $2,942 and $18,504 during the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

	The Adviser agreed to bear all operating expenses which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.
As of June 30, 2004, approximately $111,000 of cumulative unaccrued expenses exceed such ratio and have not been reimbursed.

Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The
Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors.
The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities during the six months ended June 30, 2004 were $398,853 and $401,282, respectively. At June 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2004, accumulated net unrealized appreciation on investments was $50,828, consisting of $762,842 gross unrealized appreciation and $712,014 gross unrealized depreciation.



CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 5.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the six months ended June
30, 2004, the year ended December 31, 2003 and the period
July 1, 2002 (commencement of operations) to December 31,
2002. This information has been derived from information presented in the financial statements.

	Six Months Ended	Year Ended
	Period Ended
	June 30,	December 31,
	December 31,
	2004	2003	2002
	(Unaudited)	(Audited)
	(Audited)

	Total return before incentive allocation to Adviser	(1.77)%
(4)	1.60 % (1)	(2.00)% (1), (4)
	Incentive allocation to Adviser	       (0.10)% (4)
(0.65)%	       0.00 %
			Total return after incentive allocation to Adviser
(1.87)%	       0.95 % (1)	      (2.00)% (1)
	Ratios to average net assets: (2)
		Expenses prior to incentive allocation to Adviser	0.23% (5)
	1.80 % (1)	2.07 % (1), (5)
		Incentive allocation to Adviser	        0.21 % (4)
0.67 %	       0.00 %
			Total expenses and incentive allocation to Adviser
0.44%	       2.47 % (1)	       2.07 % (1)
		Interest and dividend income net of expenses (3)
2.17 % (5)	       0.47 %	       0.27 % (5)
	Supplemental data:
		Net assets - June 30, 2004, December 31, 2003
		    and 2002	$2,830,441	$2,756,757	$2,513,936
		Portfolio turnover rate	       6.9   % (4)	     39.9   %
63.2   % (4)

	Total returns and the ratios to average net assets are calculated for members' capital taken as a whole (excluding the Adviser's Special Advisory Account). An individual member's total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.

	______________________
	(1)	Total returns and the ratios to average net assets
include $5,000 of organization and offering costs that
were reimbursed to the Adviser during the year ended
December 31, 2003 and during the period ended December
31, 2002, respectively.  The reimbursement of
organization and offering costs resulted in a decrease
in total returns of 0.18% and 0.27% and an increase of
0.18% and 0.49% in the expense ratio for the year ended
December 31, 2003 and for the period ended December 31,
2002, respectively.
	(2)	The Adviser agreed to bear all operating expenses which
would cause the Company's ratio of operating expenses to
average net assets to exceed an annualized ratio of
0.35%.
	(3)	Excludes incentive allocation to Adviser.
	(4)	Not annualized.
	(5)	Annualized.




ITEM 2: Not applicable.

ITEM 3: Not applicable.

ITEM 4: Not applicable.

ITEM 5: Not applicable.

ITEM 6: Not applicable.

ITEM 7: Not applicable.

ITEM 8: Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	No material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.   EXHIBITS.

             (a)(1)   Not Applicable.

             (a)(2)  Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

             (b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Curan Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  August 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  August 29, 2004


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Curan Fund, LLC

Date:  August 29, 2004